Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage International Equity Fund

Wells Fargo Advantage International Value Fund

Class A, Class B and Class C

Supplement dated October 19, 2007, to the Prospectus dated February 1, 2007, as previously supplemented on October 1, 2007, July 16, 2007, March 15, 2007, and February 20, 2007.

This Supplement contains important information about the Funds referenced above.

Effective on or about December 31, 2007, Robert W. Vishny will retire from LSV Asset Management (LSV). Josef Lakonishok, Menno Vermeulen, CFA, and Puneet Mansharamani, CFA, will continue to serve as co-portfolio managers following Dr. Vishny’s retirement.

To reflect this change, effective on or about December 31, 2007, all references to Dr. Vishny contained in the Prospectus are deleted.

The following information was contained within the October 1, 2007, Supplement and is included herewith for your convenience.

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 42 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g. an IRA).

Effective immediately, in the section entitled “Class A Shares Sales Charge Waivers For Certain Parties” beginning on page 43 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM),

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM),

Effective immediately, in the section entitled “Redemption Fees” on page 52 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

The following information was contained within the July 16, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “How to Buy Shares” section beginning on page 48, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 42, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

*	These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

The following information was contained within the March 15, 2007, Supplement and is included herewith for your convenience.

Under the “Class A Shares Sales Charge Waivers for Certain Parties” section beginning on page 43, the following bullet point is deleted:

•

Investors who reinvest distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days.

and replaced by the following:

•

Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

The following information was contained within the February 20, 2007, Supplement and is included herewith for your convenience.

International Value Fund

Effective immediately, the “Example of Expenses” section on page 23 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions (to which sales charges do not apply); and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

	Class A	Class B	Class C
If you sell your shares at the end of the period:
1 Year	$719	$728	$328
3 Years	$1,903	$1,908	$1,504
5 Years	$3,061	$3,138	$2,747
10 Years	$5,841	$5,883	$5,718

IER117/P301SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage International Equity Fund

Wells Fargo Advantage International Value Fund

Institutional Class

Supplement dated October 19, 2007, to the Prospectus dated February 1, 2007, as previously supplemented on October 1, 2007, and February 20, 2007.

This Supplement contains important information about the Funds referenced above.

Effective on or about December 31, 2007, Robert W. Vishny will retire from LSV Asset Management (LSV). Josef Lakonishok, Menno Vermeulen, CFA, and Puneet Mansharamani, CFA, will continue to serve as co-portfolio managers following Dr. Vishny’s retirement.

To reflect this change, effective on or about December 31, 2007, all references to Dr. Vishny contained in the Prospectus are deleted.

The following information was contained within the October 1, 2007, Supplement and is included herewith for your convenience.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “How to Buy Shares” on page 32 of the Prospectus, the following bullet point:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM);

Effective immediately, in the section entitled “Redemption Fees” on page 35 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

The following information was included in the February 20, 2007 Supplement and is included for your convenience:

1

International Equity Fund

Effective immediately, the “Example of Expenses” section on page 7 of the Prospectus for the International Equity Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$107
3 Years	$385
5 Years	$685
10 Years	$1,535

IEIT117/P304SP

2

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage International Equity Fund

Wells Fargo Advantage International Value Fund

Administrator Class

Supplement dated October 19, 2007, to the Prospectus dated February 1, 2007, as previously supplemented on October 1, 2007, and February 20, 2007.

This Supplement contains important information about the Funds referenced above.

Effective on or about December 31, 2007, Robert W. Vishny will retire from LSV Asset Management (LSV). Josef Lakonishok, Menno Vermeulen, CFA, and Puneet Mansharamani, CFA, will continue to serve as co-portfolio managers following Dr. Vishny’s retirement.

To reflect this change, effective on or about December 31, 2007, all references to Dr. Vishny contained in the Prospectus are deleted.

The following information was contained within the October 1, 2007, Supplement and is included herewith for your convenience.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section entitled “How to Buy Shares” on page 37 of the Prospectus, the following bullet point is deleted:

•	Fund of Funds advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

and replaced with the following:

•	Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM).

Effective immediately, in the section entitled “Redemption Fees” on page 41 of the Prospectus, the following bullet point is deleted:

•	Wells Fargo Advantage Fund of Funds transactions and transactions by Section 529 college savings plan accounts; and

and replaced with the following:

•

Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM and Wells Fargo Advantage LifeStage PortfoliosSM), subject to review and approval by Funds Management;

•	transactions by Section 529 college savings plan accounts; and.

The following information was included in the February 20, 2007, Supplement and is included for your convenience:

1

International Value Fund

Effective immediately, the “Example of Expenses” section on page 19 of the Prospectus for the International Value Fund is deleted and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds and includes expenses allocated from the master portfolio in which the Fund invests. It assumes:

•	You invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods;

•	Your investment has a 5% return each year;

•	You reinvest all distributions; and

•	The Fund’s operating expenses remain the same.

The fee waivers shown in the Annual Fund Operating Expenses are only reflected in the first year of each of the following time periods. Although your actual costs may be higher or lower than those shown below, based on these assumptions your costs would be:

1 Year	$127
3 Years	$473
5 Years	$842
10 Years	$1,881

IEAM117/P303SP

2